23 Share capital and additional paid-in capital (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share capital and additional paid in capital [line items]
Share capital and additional paid-in capital balance	$ 38,596	$ 38,596
Share Capital [member]
Disclosure of share capital and additional paid in capital [line items]
Share capital and additional paid-in capital balance	38,092	38,092
Additional Paid-in Capital [member]
Disclosure of share capital and additional paid in capital [line items]
Share capital and additional paid-in capital balance	$ 504	$ 504